Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Feb. 24, 2018
Subsequent Event [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two					$ 889.5
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					35.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					21.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ 206.7	$ 281.4	$ 309.0
FS Holdco II Ltd. [Domain]
Subsequent Event [Line Items]
Due to Affiliate					30.0
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net					9.6
FS Holdco II Ltd. [Domain]
Subsequent Event [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net					26.6
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						145.3
Spectrum Brands [Member]
Subsequent Event [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					20.8	63.7
Foreign Earnings Repatriated					1.6	3.0	$ 23.3
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount					5.7	$ 1.9
HRG SPB Merger [Member]
Subsequent Event [Line Items]
Foreign Earnings Repatriated					623.1
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount					$ 78.8
7.875% Senior Secured Notes, due July 15, 2019 | Parent Company [Member]
Subsequent Event [Line Items]
Redemption price of debt instrument to percentage of principal amount					100.00%
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two					$ 864.4
Subsequent Event [Member]
Subsequent Event [Line Items]
US Corporate Income Tax Rate	35.00%	21.00%
Common Stock, Par or Stated Value Per Share								$ 0.01
Business Combination, Consideration Transferred, Purchase Price Working Capital Adjustments								$ 200.0
Subsequent Event [Member] | Spectrum Brands [Member]
Subsequent Event [Line Items]
US Corporate Income Tax Rate				24.40%
Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Allocated Share-based Compensation Expense, Net of Tax			$ 1.0